Roundhill S&P® Global Luxury ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Apparel — 31.1% (e)
Burberry Group PLC (b)	600	$9,194
Canada Goose Holdings, Inc. (a)(b)	85	1,026
Capri Holdings, Ltd. (a)(b)	150	6,795
Christian Dior SE (b)	5	4,193
Deckers Outdoor Corp. (a)	30	28,238
Ermenegildo Zegna NV (b)	80	1,172
Hermès International SCA (b)	51	130,319
Kering SA (b)	112	44,313
LVMH Moët Hennessy Louis Vuitton SE (b)	112	100,844
Nike, Inc. - Class B	500	46,990
Prada SpA (b)	800	6,337
PVH Corp.	75	10,546
Ralph Lauren Corp.	50	9,388
Tapestry, Inc.	270	12,820
Tod's SpA (a)(b)	20	929
		413,104
Auto Manufacturers — 20.6%
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	610	1,309
Bayerische Motoren Werke AG (b)	375	43,319
Dr. Ing. h.c. F. Porsche AG (b)(d)	85	8,471
Ferrari NV (b)	200	87,264
Li Auto, Inc. - Class A (a)(b)	900	13,949
Lucid Group, Inc. (a)(g)	960	2,736
Mercedes-Benz Group AG (b)	915	72,939
Rivian Automotive, Inc. - Class A (a)	655	7,172
Tesla, Inc. (a)	205	36,037
		273,196
Beverages — 7.0%
Diageo PLC (b)	1,225	45,271
Pernod Ricard SA (b)	240	38,867
Remy Cointreau SA (b)	25	2,523
Treasury Wine Estates, Ltd. (b)	845	6,863
		93,524
Commercial Services — 0.0% (f)
Seoul Auction Co., Ltd. (a)(b)	15	111

Cosmetics & Personal Care — 4.6%
Amorepacific Corp. (b)	35	3,151
Inter Parfums, Inc.	20	2,810
Shiseido Co., Ltd. (b)	500	13,644
The Estee Lauder Cos., Inc. - Class A	270	41,620
		61,225
Home Builders — 1.2%
Toll Brothers, Inc.	120	15,524

Home Furnishings — 1.0%
Ethan Allen Interiors, Inc.	25	864
Sleep Number Corp. (a)	25	401
Tempur Sealy International, Inc.	200	11,364
		12,629
Internet — 0.1%
Revolve Group, Inc. (a)(g)	50	1,058
The RealReal, Inc. (a)	140	547
		1,605
Leisure Time — 5.8%
Beneteau SA (b)	45	665
Carnival Corp. (a)(b)	1,180	19,281
Norweigian Cruise Line Holdings, Ltd. (a)(b)	500	10,465
Polaris, Inc.	65	6,508
Royal Caribbean Cruises, Ltd. (a)(b)	260	36,143
Sanlorenzo SpA (b)	20	910
Topgolf Callaway Brands Corp. (a)	165	2,668
		76,640
Lodging — 11.0%
Hilton Worldwide Holdings, Inc.	205	43,729
Kangwon Land, Inc. (b)	135	1,647
Las Vegas Sands Corp.	385	19,904
Marriott International, Inc. - Class A	200	50,462
Melco International Development, Ltd. (a)(b)	1,000	627
Melco Resorts & Entertainment, Ltd. - ADR (a)(b)	220	1,586
MGM China Holdings, Ltd. (b)	800	1,337
Paradise Co., Ltd. (b)	60	638
Resorttrust, Inc. (b)	100	1,710
Sands China, Ltd. (a)(b)	2,800	7,889
Shangri-La Asia, Ltd. (b)	2,000	1,252
SJM Holdings, Ltd. (a)(b)	3,000	916
The Star Entertainment Group, Ltd. (a)(b)	1,595	598
Wynn Macau, Ltd. (b)	1,600	1,429
Wynn Resorts, Ltd.	120	12,268
		145,992
Miscellaneous Manufacturing — 0.3%
Nikon Corp. (b)	400	4,031

Retail — 17.1%
Brunello Cucinelli SpA (b)	50	5,724
Chow Tai Fook Jewellery Group, Ltd. (b)	3,000	4,423
Cie Financière Richemont SA (b)	680	103,808
Hotel Shilla Co., Ltd. (b)	40	1,801
HUGO BOSS AG (b)	95	5,604
Luk Fook Holdings International, Ltd. (b)	1,000	2,741
Lululemon Athletica, Inc. (a)	90	35,159
Moncler SpA (b)	325	24,282
Movado Group, Inc.	20	559
Nordstrom, Inc.	135	2,736
RH (a)	20	6,965
Salvatore Ferragamo SpA (b)	105	1,278
Shinsegae, Inc. (b)	10	1,265
Signet Jewelers, Ltd. (b)	55	5,504
Watches of Switzerland Group PLC (a)(b)(d)	165	747
Williams-Sonoma, Inc.	75	23,815
		226,411
Software — 0.0% (f)
Faraday Future Intelligent Electric, Inc. - Class A (a)	6	1

TOTAL COMMON STOCKS (Cost $1,245,223)		1,323,993

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 5.23% (c)	2,019	2,019
TOTAL SHORT-TERM INVESTMENTS (Cost $2,019)		2,019

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	3,951	3,951
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,951)		3,951

TOTAL INVESTMENTS (Cost $1,251,193) — 100.2%		1,329,963
Other assets and liabilities, net — (0.2)%		(2,743)
NET ASSETS — 100.0%		$1,327,220

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	Amount is less than 0.05%.
(g)	All or a portion of this security is on loan as of March 31, 2024. The market value of securities out on loan is $3,594.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	32.7%
	France	24.2%
	Germany	9.8%
	Switzerland	7.8%
	Netherlands	6.7%
	United Kingdom	4.2%
	Italy	3.0%
	Liberia	2.7%
	Cayman Islands	2.3%
	Bermuda	1.5%
	Japan	1.5%
	Panama	1.5%
	Republic of Korea	0.6%
	Australia	0.6%
	British Virgin Islands	0.5%
	Hong Kong	0.1%
	Canada	0.1%
	Total Country	99.8%
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.3%
	TOTAL INVESTMENTS	100.2%
	Other assets and liabilities, net	-0.2%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,323,993	$-	$-	$1,323,993
Money Market Fund	2,019	-	-	2,019
Investments Purchased With Proceeds From Securities Lending**	-	-	-	3,951
Total Investments - Assets	$1,326,012	$-	$-	$1,329,963

* See the Schedule of Investments for industry classifications.
**Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.